SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 16 – SUBSEQUENT EVENTS

On October 20, 2025, the Company entered into a non-binding letter agreement with Prairie Lithium Limited (“Prairie”), an Australia-based company, for the supply of 6,000 metric tons per annum of lithium carbonate equivalent in the form of lithium chloride. The initial contract term would span 6 years starting from the date on which first commercial shipment is received by the Company, with the option for the Company to renew for two additional six-year terms.

On October 31, 2025, the Company entered into a non-binding letter agreement with Mandrake Resources Limited (“Mandrake”), an Australia-based company, for the supply of 7,500 metric tons per annum of lithium carbonate equivalent in the form of lithium chloride. The initial contract term would span 12 years starting from the date on which first commercial shipment is received by the Company, with the option for the Company to renew for an additional six-year term.

The Company has evaluated subsequent events through the date the consolidated financial statements were available to be issued and there are no other items that would have had a material impact on the Company’s unaudited condensed consolidated financial statements.

NOTE 19 – SUBSEQUENT EVENTS

On January 28, 2025, the Company entered into a non-binding letter agreement with Sumitomo Corporation of Americas (“Sumitomo”), a New York corporation, contemplating a long-term commercial offtake agreement, pursuant to which Sumitomo would agree to acquire 20,000 metric tons of lithium carbonate per year from the Company’s first line of production, with the potential to increase to 25,000 metric tons based on mutual agreement. The initial contract term would span 10 years starting from the date of the first qualification of the Company’s lithium carbonate for sale to any of Sumitomo’s customers, with an option for Sumitomo to renew for an additional five years under mutually agreed terms, provided written notice is given to the Company at least twelve months prior to the end of the initial term.

On February 7, 2025, the Company executed an exclusive license agreement with KMX Technologies, Inc. a Delaware corporation. Under the terms of the License Agreement, KMX agreed to irrevocably license to the Company the use of KMX’s vacuum membrane distillation technology (the “VMD Technology”) and associated processes and systems (including units incorporating the VMD Technology (the “KMX VMD Units”)) for the purpose of the Company’s use of the technology in its refining and upstream operations. Among other obligations set forth in the Agreement, the Company shall be required to exclusively purchase all KMX VMD Units from the Licensor during the term of the Agreement on the terms and conditions set forth therein. The License Agreement grants the Company the exclusive right to sub license, use, market, sell and operate KMX’s VMD Technology across the United States, Canada and select international markets. The Company agreed to pay KMX a royalty comprised of 50,000 shares of Company Common Stock. The securities are being offered and sold by the Company pursuant to an exemption from the registration requirements of the Securities Act of 1933, as amended (the “Act”) provided by Section 4(a)(2) and/or Regulation D promulgated thereunder, as a transaction not involving a public offering.

On March 18, 2025, the Company received notice from the Nasdaq that the Company was not in compliance with the Minimum Market Value of Publicly held shares requirement of $15,000,000 as set forth in Nasdaq Listing Rule 5450(b)(2)(C). On March 19, 2025, the Company received a subsequent notice from the Nasdaq that the Company was not in compliance with the minimum bid price of $1.00 per share as set forth in Nasdaq Listing Rule 5450(a)(1). These letters have no immediate effect on the listing of the Common Stock or Public Warrants on The Nasdaq Global Market. The Company has 180 calendar days from receipt of the notices, or until September 15, 2025, in which to regain compliance.

Except for the 2025 Reverse Stock Split discussed in note 20, the Company has evaluated subsequent events through March 27, 2025, the date the consolidated financial statements were available to be issued and concluded that there are no other items that would have had a material impact on the Company’s consolidated financial statements.